SHARE-BASED COMPENSATION - Plans and Grants (Details)	1 Months Ended				12 Months Ended
	May 31, 2016 $ / shares shares	May 31, 2016 ¥ / shares shares	Jan. 31, 2015 installment $ / shares shares	Jan. 31, 2015 installment ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2015 ¥ / shares shares	Aug. 31, 2016 shares	Jul. 31, 2014 shares
SHARE-BASED COMPENSATION
Share options granted (in shares)					333,334	11,551,507	519,271
Exercise price (in USD or CNY per share) | ¥ / shares					¥ 5.2	¥ 5.2	¥ 4.8
External consultants
SHARE-BASED COMPENSATION
Unvested options (in shares)					266,666	600,000
Share options | A Consultant granted 1,000,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)			1,000,000	1,000,000
Exercise price (in USD or CNY per share) | (per share)			$ 0.7792	¥ 4.8
Contractual term			5 years	5 years
Unvested options (in shares)					0	333,334
Installment period in each installment			6 months	6 months
Number of installments | installment			6	6
Employees, officers and directors | Share options
SHARE-BASED COMPENSATION
Share options granted (in shares)	11,084,840	11,084,840
Exercise price (in USD or CNY per share) | (per share)	$ 0.7792	¥ 5.0328
Contractual term	5 years	5 years
The 2014 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued									29,240,000
The 2016 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued								56,707,560